Loss Per Share	6 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE

13 — LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share for the six months ended December 31, 2023 and 2024:

	For the Six Months Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Net Loss	(8,546,000)	(644,605)	(88,311)

Weighted average number of ordinary share outstanding
Basic and Diluted	30,000,000	31,587,188	31,587,188

Earnings (loss) per share
Basic and Diluted	(0.28)	(0.02)	(0.00)

Pursuant to ASC 260, Earnings Per Share, the Company has retroactively restated all shares and per share data for all periods presented. For the six months ended December 31, 2024, the 75,000 IPO warrants, 1,188 over-allotment warrants and 435,809 Purchase Warrants were excluded from calculation of dilutive earnings per share because the warrants were antidilutive.